Property, Plant and Equipment - Summary of Property, Plant And Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	$ 10,596
End of period	10,164	$ 10,596
Investment tax credits, property plant and equipment	226	179
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	83
End of period	94	83
Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	3,323
End of period	3,732	3,323
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	3,765
End of period	4,793	3,765
Computer
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	48
End of period	40	48
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	3,377
End of period	1,505	3,377
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	34,381	31,914
Additions	905	3,658
Transfers from construction in progress	0	0
Disposals	(339)	(1,169)
Effects of exchange rate changes	13	(22)
End of period	34,960	34,381
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	122	130
Additions	16	0
Transfers from construction in progress	0	1
Disposals	0	(8)
Effects of exchange rate changes	0	(1)
End of period	138	122
Cost | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	7,867	7,576
Additions	121	67
Transfers from construction in progress	616	409
Disposals	(25)	(182)
Effects of exchange rate changes	2	(3)
End of period	8,581	7,867
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	22,569	22,350
Additions	19	27
Transfers from construction in progress	1,979	935
Disposals	(297)	(725)
Effects of exchange rate changes	11	(18)
End of period	24,281	22,569
Cost | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	439	435
Additions	4	0
Transfers from construction in progress	7	21
Disposals	(2)	(17)
Effects of exchange rate changes	0	0
End of period	448	439
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	3,384	1,423
Additions	745	3,564
Transfers from construction in progress	(2,602)	(1,366)
Disposals	(15)	(237)
Effects of exchange rate changes	0	0
End of period	1,512	3,384
Accumulated Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(23,785)	(23,201)
Additions	(1,322)	(1,447)
Disposals	316	858
Effects of exchange rate changes	(5)	5
End of period	(24,796)	(23,785)
Accumulated Amortization | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(39)	(37)
Additions	(5)	(6)
Disposals	0	4
Effects of exchange rate changes	0	0
End of period	(44)	(39)
Accumulated Amortization | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(4,544)	(4,266)
Additions	(322)	(443)
Disposals	18	164
Effects of exchange rate changes	(1)	1
End of period	(4,849)	(4,544)
Accumulated Amortization | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(18,804)	(18,507)
Additions	(976)	(975)
Disposals	296	674
Effects of exchange rate changes	(4)	4
End of period	(19,488)	(18,804)
Accumulated Amortization | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(391)	(384)
Additions	(19)	(23)
Disposals	2	16
Effects of exchange rate changes	0	0
End of period	(408)	(391)
Accumulated Amortization | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(7)	(7)
Additions	0	0
Disposals	0	0
Effects of exchange rate changes	0	0
End of period	$ (7)	$ (7)